OTHER FINANCIAL LIABILITIES (Details Narrative) $ in Thousands, in Thousands	Sep. 27, 2017	Sep. 01, 2017 USD ($)	Aug. 17, 2017 CLF ( )	Apr. 25, 2017 USD ($)	Apr. 11, 2017 USD ($)	Apr. 10, 2017 USD ($)	Sep. 29, 2016 USD ($)	Dec. 31, 2018 USD ($)	Jan. 04, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 30, 2017 USD ($)
Disclosure of subsidiaries [line items]
Total obligations with financial institutions								$ 7,261,726	$ 7,268,210	$ 7,891,640
Bank Loans [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions								222,741		321,633
Obligation With The Public [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions								1,553,079		1,584,066
Guaranteed Obligations [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions						$ 140,000		$ 2,534,021		$ 4,036,843
Description of debt maturity						Expires in 2023
Tam Linhas Aereas S.A. [Member] | Bank Loans [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions							$ 200,000				$ 137,000
Description of collateral	Simultaneously, all the garments were lifted on the shares of Multiplus S.A. delivered as collateral.						Guaranteed with 18% of the shares of Multiplus S.A., percentage adjustable depending on the shares price.
TAM Capital Inc [Member] | Obligation With The Public [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions				$ 300,000			$ 300,000
Description of collateral				Interest accrued as of the date of payment for ThUS $ 11,063.
Interest rate				7.375%			7.375%
Latam Finance Limited [Member] | Obligation With The Public [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions					$ 700,000
Interest rate					6.875%
Description of debt maturity					Maturing in 2024
Latam Finance Limited [Member] | Obligation With The Public [Member] | Series A Bond [Member]
Disclosure of subsidiaries [line items]
Description of debt maturity			Expiration date on June 1, 2022
Latam Finance Limited [Member] | Obligation With The Public [Member] | Series B Bond [Member]
Disclosure of subsidiaries [line items]
Description of debt maturity			Expiration date on January 1, 2028
Latam Finance Limited [Member] | Obligation With The Public [Member] | Series C Bond [Member]
Disclosure of subsidiaries [line items]
Description of debt maturity			Expiration date on June 1, 2022
Latam Finance Limited [Member] | Obligation With The Public [Member] | Series D Bond [Member]
Disclosure of subsidiaries [line items]
Description of debt maturity			Expiration date on January 1, 2028
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			9,000
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF | Series A Bond [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			2,500
Interest rate			5.25%
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF | Series B Bond [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			2,500
Interest rate			5.75%
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF | Series C Bond [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			1,850
Interest rate			5.25%
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF | Series D Bond [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			1,850
Interest rate			5.75%
Latam Finance Limited [Member] | Obligation With The Public [Member] | CLF | Total Series Bond [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions |			8,700
TAM Capital 3 Inc [Member] | Obligation With The Public [Member]
Disclosure of subsidiaries [line items]
Total obligations with financial institutions		$ 500,000
Interest rate		8.375%
Description of debt maturity		Expiration date on June 3, 2021